Fair Value Measurements - Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability (Details)		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Price [Member]
Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability[Line Items]
Option pricing model initial value, measurement input	0.6	0.64
Earn-out share liability, measurement input		0.64	6.5
Convertible note option liability, measurement input		0.64	3.81
Expected term (years) [Member]
Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability[Line Items]
Option pricing model initial value, measurement input	5	4.6
Earn-out share liability, measurement input		8.8	10
Convertible note option liability, measurement input		0.2	1.2
Volatility [Member]
Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability[Line Items]
Option pricing model initial value, measurement input	75	81.9
Earn-out share liability, measurement input		81.67	75
Risk-Free Rate [Member]
Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability[Line Items]
Option pricing model initial value, measurement input	4.16	3.7
Earn-out share liability, measurement input		4.08	3.81
Convertible note option liability, measurement input		3.69	4.18
Volatility [Member]
Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability[Line Items]
Convertible note option liability, measurement input		130.6	75
Interest rate [Member]
Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability[Line Items]
Option pricing model initial value, measurement input		3.63	6.49